Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning balance at Sep. 27, 2006
Beginning balance, Shares at Sep. 27, 2006
Issuance of stock to investors for cash	41,300	413	40,887
Issuance of stock to investors for cash, Shares		413,000
Net Loss	(5,702)			(5,702)
Issuance of stock to founder	10,000	1,500	8,500
Issuance of stock to founder, Shares		1,500,000
Issuance of stock to consultant for service	5,000	50	4,950
Issuance of stock to consultant for service, Shares		50,000
Balance at Apr. 30, 2007	50,598	1,963	54,337	(5,702)
Balance, Shares at Apr. 30, 2007		1,963,000
Net Loss	(163,465)			(163,465)
Issuance of stock to consultant for service	10,000	100	9,900
Issuance of stock to consultant for service, Shares		100,000
Issuance of stock to company officer	120,000	1,200	118,800
Issuance of stock to company officer, Shares		1,200,000
Issuance of stock to pay accrued interests	9,483	95	9,388
Issuance of stock to pay accrued interests, Shares		94,830
Balance at Apr. 30, 2008	26,616	3,358	192,425	(169,167.25)
Balance, Shares at Apr. 30, 2008		3,357,830
Net Loss	(9,429)			(9,429)
Balance at Apr. 30, 2009	17,187	3,358	192,425	(178,596.38)
Balance, Shares at Apr. 30, 2009		3,357,830
Net Loss	(9,759)			(9,759)
Balance at Apr. 30, 2010	7,428	3,358	192,425	(188,355)
Balance, Shares at Apr. 30, 2010		3,357,830
Net Loss	(10,859)			(10,859)
Balance at Apr. 30, 2011	(3,431)	3,358	192,425	(199,214)
Balance, Shares at Apr. 30, 2011		3,357,830
Net Loss	(10,657)			(10,657)
Balance at Apr. 30, 2012	(14,088)	3,358	192,425	(209,871)
Balance, Shares at Apr. 30, 2012		3,357,830
Net Loss	(8,642)			(8,642)
Balance at Apr. 30, 2013	$ (22,730)	$ 3,358	$ 192,425	$ (218,513)
Balance, Shares at Apr. 30, 2013		3,357,830